Trade Payables, Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Trade Payables, Accrued Expenses and Other Payables

16. TRADE PAYABLES, ACCRUED EXPENSES AND OTHER PAYABLES

Trade payables decreased from CHF 5.9 million as of December 31, 2024 to CHF 1.8 million as of December 31, 2025. The decrease in trade payables compared to prior year relates to the commencement of several clinical trials in the fourth quarter of 2024 requiring up-front invoicing by vendors.

The table below shows the breakdown of the accrued expenses and other payables by category:

	As of December 31, 2025	As of December 31, 2024
Product development related expenses	13,156	13,702
Personnel related expenses	4,491	3,696
General and administration related expenses	1,385	749
Other payables	935	51
Total	19,967	18,198

Accrued general and administrative related expenses and other payables primarily increased due to professional services and transaction costs incurred during 2025 related to the November 2025 Offerings.